TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Maturity of Debt Obligations	The financing liability of land from a related party mature as follows, as of December 31, 2020:
2021	853
2022	7,272

8,125

Schedule of Transactions and Balances with Related Party and Other Loan

1.The Company has, from time to time, entered into transactions with its shareholders (the Kibbutz). The following table summarizes such transactions:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$7,200	$6,890	$6,607

Research and development	$406	$301	$185

Selling and marketing	$638	$708	$779

General and administrative	$913	$1,283	$1,341

Finance expenses, net	$491	$511	$531

2.Balances with related party and other loan:

	December 31,
	2020	2019

Financing liability of land from related party- current maturities (1)	$1,746	$1,736

Long-term financing liability of land from a related party (1)	$6,723	$6,994

Other loans (2)	$4,440	$921

(1)

In September 2012, a financing leaseback of $10,900 related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.28% and is subject to adjustment for increases in the Israeli consumer price index.

F - 71

CAESARSTONE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14:-TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Cont.)

2.Balances with related party and other loan (Cont.):

(2)	Other loans:

a.

On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders at that time CIOT and the Company, on a pro rata basis. Although the Company acquired CIOT ownership interest in Caesarstone Canada Inc. during December, 2018, the loan continues to bear interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 0.25% (See also note 1e). The interest accrued on the loan is payable on a quarterly basis. Such loan is repaid in three equal annual installments commencing 2020.

b.

As part of the liabilities assumed in the acquisition of Lioli’s majority holdings the Company also assumed a shareholders loan and as of December 31, 2020 such loan is in the amount of approximately $3,969. Subject to certain conditions and regulatory approvals to be met by Lioli, the Company will have to transfer a loan in accordance with its holdings to replace current loan. Such loan will be repaid after 5 years from closing or extended period based on mutual agreement. The interest on such loan is Libor plus 4.5%